Group Companies - Summary of Full List of Subsidiaries of Group (Details)	12 Months Ended
Dec. 31, 2020
Silence Therapeutics GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Silence Therapeutics GmbH
Place of incorporation and operation	Germany
Registered Address	Robert-Rössle-Strasse 10, 13125 Berlin, Germany
Principal technology area	RNA therapeutics
Proportion of ownership interest	100.00%
Silence Therapeutics (London) Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Silence Therapeutics (London) Ltd
Place of incorporation and operation	England
Registered Address	27 Eastcastle Street, London W1W 8DH, England
Principal technology area	Dormant
Proportion of ownership interest	100.00%
Innopeg Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Innopeg Ltd
Place of incorporation and operation	England
Registered Address	27 Eastcastle Street, London W1W 8DH, England
Principal technology area	Dormant
Proportion of ownership interest	100.00%
Silence Therapeutics Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Silence Therapeutics Inc.
Place of incorporation and operation	USA
Registered Address	434 West 33rd Street, Office 814, New York, NY 10001
Principal technology area	RNA therapeutics
Proportion of ownership interest	100.00%